Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimal rental and lease commitments
Amount
Fiscal year ending December 31:
2018	$139,920
2019	249,090
2020	230,640
2021	230,640
2022	230,755
Thereafter	1,043,315
Total minimum lease payments	$2,124,360

Amount
Fiscal year ending December 31:
2018	$162,270
2019	249,090
2020	230,640
2021	230,640
2022	230,755
Thereafter	1,043,315
Total minimum lease payments	$2,146,710